Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring Basis
Assets and liabilities measured at fair value on a recurring basis, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements Using
September 30, 2012	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Municipal obligations	$—	$10,056	$—	$10,056
U.S. Government agency obligations - government-sponsored enterprises	—	16,237	—	16,237
Collateralized mortgage obligations - government issued	—	163,886	—	163,886
Collateralized mortgage obligations - government-sponsored enterprises	—	12,626	—	12,626
Interest rate swaps	—	3,011	—	3,011
Liabilities:
Interest rate swaps	$—	$3,011	$—	$3,011

	Fair Value Measurements Using
December 31, 2011	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Municipal obligations	$—	$2,831	$—	$2,831
U.S. Government agency obligations - government-sponsored enterprises	—	—	—	—
Collateralized mortgage obligations - government issued	—	165,401	—	165,401
Collateralized mortgage obligations - government-sponsored enterprises	—	2,154	—	2,154
Interest rate swaps	—	3,434	—	3,434
Liabilities:
Interest rate swaps	$—	$3,434	$—	$3,434

Fair Value Measurements, Nonrecurring Basis
Assets and liabilities measured at fair value on a non-recurring basis, segregated by fair value hierarchy are summarized below:

		As of and for the Nine Months Ended September 30, 2012
	Balance at	Fair Value Measurements Using			Total Gains (Losses)
	September 30, 2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$8,813	$—	$8,415	$398	$—
Foreclosed properties	2,187	252	1,935	—	(176)

		As of and for the Year Ended December 31, 2011
	Balance at	Fair Value Measurements Using			Total Gains (Losses)
	December 31, 2011	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$12,787	$—	$12,787	$—	$—
Foreclosed properties	2,236	138	1,989	109	(621)

Foreclosed Properties
The activity of the Corporation's foreclosed properties is summarized as follows:

	As of and for the Nine Months Ended September 30, 2012	As of and for the Year Ended December 31, 2011
	(In Thousands)
Foreclosed properties at the beginning of the period	$2,236	$1,750
Loans transferred to foreclosed properties, at lower of cost or fair value	1,397	3,119
Payments to priority lien holders of foreclosed properties	268	—
Proceeds from sale of foreclosed properties	(1,486)	(2,213)
Net (loss) gain on sale of foreclosed properties	(52)	201
Impairment valuation	(176)	(621)
Foreclosed properties at the end of the period	$2,187	$2,236

Fair Value, by Balance Sheet Grouping
The Corporation is required to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions, consistent with exit price concepts for fair value measurements, are set forth below:

	September 30, 2012					December 31, 2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial assets:
Cash and cash equivalents	$87,842	$87,842	$84,342	$—	$3,500	$130,093	$130,093
Securities available-for-sale	202,805	202,805	—	202,805	—	170,386	170,386
Loans and lease receivables, net	863,486	882,020	—	8,415	873,605	836,687	840,552
Federal Home Loan Bank stock	1,144	1,144	—	—	1,144	2,367	2,367
Cash surrender value of life insurance	18,068	18,068	18,068	—	—	17,660	17,660
Accrued interest receivable	3,506	3,506	3,506	—	—	3,525	3,525
Interest rate swaps	3,011	3,011	—	3,011	—	3,434	3,434
Financial liabilities:
Deposits	$1,061,258	$1,076,019	$588,753	$487,266	$—	$1,051,312	$1,068,845
Federal Home Loan Bank and other borrowings	39,482	39,746	—	39,746	—	40,292	40,899
Junior subordinated notes	10,315	7,020	—	—	7,020	10,315	6,917
Interest rate swaps	3,011	3,011	—	3,011	—	3,434	3,434
Accrued interest payable	2,635	2,635	2,635	—	—	2,625	2,625
Off balance sheet items:
Standby letters of credit	112	112	—	—	112	81	81
Commitments to extend credit	—	*	*	*	*	—	*